Statements of Cash Flows (GGLG PROPERTIES PTY. LTD) - GGLG PROPERTIES PTY. LTD. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net profit (loss)	$ (18,694)	$ (259)	$ (25,096)	$ (38,356)	$ (63,639)	$ 17,980
Adjustments to reconcile net (loss)/profit to net cash (used in)/generated from operating activities:
Depreciation of property, plant and equipment			3,018	14,556	1,364	14,456
Bad debts written off				15,794
Property, plant and equipment written off				13,667	27,600
Operating (loss)/profit before working capital changes			(22,078)	5,662	(34,675)	32,436
Changes in operating assets and liabilities:
Trade and other receivables			14,770	9,485	11,385	(24,809)
Trade and other payables			3,376	8,179	(9,732)	2,394
Amount due from related parties			2,313	16,161	13,744
Amount due to a Director					1,458
Amount due to related parties			5,447		16,411
Cash generated from operating activities			3,828	39,487	(1,409)	10,021
Cash flows from investing activity:
Purchase of property, plant and equipment						(6,255)
Net cash used in investing activity						(6,255)
Foreign currency translation adjustment			(3,179)	(897)	(1,252)	(447)
NET CHANGE IN CASH AND CASH EQUIVALENTS			650	38,591	(2,661)	3,319
CASH AND CASH EQUIVALENTS, BEGINNING OF FINANCIAL YEAR			1,485	4,146	4,146	827
CASH AND CASH EQUIVALENTS, END OF FINANCIAL YEAR	2,134	42,736	2,134	42,736	1,485	4,146
CASH AND CASH EQUIVALENTS INFORMATION:
Cash and bank balances	2,134	42,736	2,134	42,736	1,485	4,146
Cash and cash equivalents, end of financial year	$ 2,134	$ 42,736	$ 2,134	$ 42,736	$ 1,485	$ 4,146